UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2012
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/15/12
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amazon.com Inc.                COM              023135106    40334   158595 SH       Sole                   158595
                                                             60440   237654 SH       Other                                    237654
American Express Co.           COM              025816109    40461   711591 SH       Sole                   711591
                                                             22222   390820 SH       Other                                    390820
Anheuser B- Inbev Adr.         COM              03524A108       88     1026 SH       Sole                     1026
                                                             45197   526100 SH       Other                                    526100
Apple Inc.                     COM              037833100    75478   113143 SH       Sole                   113143
                                                             96278   144322 SH       Other                                    144322
Arcos Dorados Hldgs            COM              G0457F107       74     4795 SH       Sole                     4795
                                                             30353  1967132 SH       Other                                   1967132
Automatic Data Processing, Inc COM              053015103    59509  1014472 SH       Sole                  1014472
                                                             30843   525800 SH       Other                                    525800
Baidu ADR                      COM              056752108       40      342 SH       Sole                      342
                                                             23080   197450 SH       Other                                    197450
Cerner Corp.                   COM              156782104    51998   671909 SH       Sole                   671909
                                                             62777   811191 SH       Other                                    811191
Coca Cola Company              COM              191216100    54181  1428452 SH       Sole                  1428452
                                                             30690   809113 SH       Other                                    809113
Colgate Palmolive Co.          COM              194162103    74170   691751 SH       Sole                   691751
                                                             71817   669810 SH       Other                                    669810
Companhia De Bebidas Das Ameri COM              20441W203    26746   699055 SH       Sole                   699055
                                                             40810  1066660 SH       Other                                   1066660
Costco Wholesale Corp.         COM              22160K105      391     3900 SH       Sole                     3900
                                                                12      117 SH       Other                                       117
Danone ADR                     COM              23636T100    26026  2124543 SH       Sole                  2124543
                                                             15104  1232950 SH       Other                                   1232950
Ebay Inc.                      COM              278642103    62502  1292161 SH       Sole                  1292161
                                                             78921  1631607 SH       Other                                   1631607
Ecolab Inc.                    COM              278865100    58775   906886 SH       Sole                   906886
                                                             30096   464380 SH       Other                                    464380
Fomento Econ Mexico-SP Adr     COM              344419106     8057    87600 SH       Other                                     87600
Google Inc.                    COM              38259P508    58345    77329 SH       Sole                    77329
                                                             33734    44711 SH       Other                                     44711
Intuitive Surgical Inc.        COM              46120E602    34840    70295 SH       Sole                    70295
                                                             18919    38171 SH       Other                                     38171
Johnson & Johnson              COM              478160104      345     5000 SH       Sole                     5000
Joy Global Inc.                COM              481165108    27199   485180 SH       Sole                   485180
                                                             39145   698278 SH       Other                                    698278
MasterCard Inc. CL A           COM              57636Q104      293      650 SH       Sole                      650
McDonald's Corporation         COM              580135101      500     5450 SH       Sole                     5450
Mercadolibre                   COM              58733R102       42      510 SH       Sole                      510
                                                             15142   183429 SH       Other                                    183429
Microsoft Corp.                COM              594918104      461    15480 SH       Sole                    15480
Monsanto Co.                   COM              61166W101    61855   679577 SH       Sole                   679577
                                                             74321   816534 SH       Other                                    816534
Mylan Inc.                     COM              628530107    41816  1715744 SH       Sole                  1715744
                                                             24099   988810 SH       Other                                    988810
National Oilwell Varco, Inc.   COM              637071101    60430   754341 SH       Sole                   754341
                                                             77362   965694 SH       Other                                    965694
Novo-Nordisk ADR               COM              670100205    41295   261674 SH       Sole                   261674
                                                             23307   147690 SH       Other                                    147690
Oracle Corp.                   COM              68389X105      484    15400 SH       Sole                    15400
Pepsico Inc.                   COM              713448108      474     6700 SH       Sole                     6700
Perrigo Co.                    COM              714290103    41573   357866 SH       Sole                   357866
                                                             23760   204531 SH       Other                                    204531
Praxair, Inc.                  COM              74005P104    38333   369014 SH       Sole                   369014
                                                             19788   190490 SH       Other                                    190490
Procter & Gamble Co.           COM              742718109      354     5100 SH       Sole                     5100
Qualcomm Inc.                  COM              747525103    40208   643640 SH       Sole                   643640
                                                             22574   361361 SH       Other                                    361361
Red Hat Inc.                   COM              756577102    45181   793492 SH       Sole                   793492
                                                             45449   798185 SH       Other                                    798185
SAP AG ADR                     COM              803054204    41846   586648 SH       Sole                   586648
                                                             72401  1015015 SH       Other                                   1015015
Schlumberger Ltd               COM              806857108    42098   582032 SH       Sole                   582032
                                                             59123   817403 SH       Other                                    817403
Shandong Weigao ORD            COM              Y76810103       15    11595 SH       Other                                     11595
Starbucks Corporation          COM              855244109    40783   804233 SH       Sole                   804233
                                                             31358   618380 SH       Other                                    618380
Starwood Hotels & Resorts      COM              85590A401    27823   480044 SH       Sole                   480044
                                                             39365   679170 SH       Other                                    679170
State Street Corp.             COM              857477103    43406  1034471 SH       Sole                  1034471
                                                             56309  1341975 SH       Other                                   1341975
Transocean Ltd.                COM              H8817H100       55     1220 SH       Sole                     1220
                                                             32538   724831 SH       Other                                    724831
United Parcel Service          COM              911312106      208     2900 SH       Sole                     2900
Visa Inc.                      COM              92826C839    43298   322445 SH       Sole                   322445
                                                             72115   537053 SH       Other                                    537053
VistaPrint N.V.                COM              N93540107     2718    79577 SH       Sole                    79577
                                                             32749   958978 SH       Other                                    958978
Yum Brands                     COM              988498101    58315   879036 SH       Sole                   879036
                                                             79002  1190861 SH       Other                                   1190861
						         2,904,623